Share based payments (Tables)	3 Months Ended
Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of share-based expense by award type
The following table represents the share-based payment expense by award type for the three months ended March 31, 2023 and 2022:

	Three months ended March 31,
	2023	2022
	£’000	£’000
Share options	4,092	2,210
PSUs	145	—
RSUs	1,298	133
Clawback shares	553	1,217
Performance share options	870	—
	6,958	3,560

Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options	Information with respect to share options for the three months ended March 31, 2023 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2023	9,809,788	£0.04
Granted	—	£—
Exercised	(497,041)	£0.01
Forfeited	(148,107)	£0.02
Options held as at March 31, 2023	9,164,640	£0.04

Exercisable as at March 31, 2023	4,794,723	£0.02

Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share options for the three months ended March 31, 2023 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2023	877,704	£0.00
Granted	—	£—
Options held as at March 31, 2023	877,704	£0.00

Exercisable as at March 31, 2023	—	£—

PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share units for the three months ended March 31, 2023 is as follows:

Number of PSUs
PSUs held as at January 01, 2023	146,285
Granted	—
PSUs held as at March 31, 2023	146,285

RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to RSUs for the three months ended March 31, 2023 is as follows:

Number of RSUs
RSUs held as at 1 January, 2023	759,696
Granted	47,573
Released	(79,354)
Forfeited	(6,164)
RSUs held as at 31 March, 2023	721,751